Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property and Equipment, Net [Abstract]
Depreciation expense	$ 293,135	$ 150,147	$ 26,456
Loss on disposal of property and equipment	$ (1,415)